UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2021

Date of reporting period: September 30, 2020

Item 1.	Reports to Stockholders.

September 30, 2020

SEMI-ANNUAL REPORT

SEI Asset Allocation Trust

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Defensive Strategy Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 56.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,344,260	$14,236
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	711,144	7,112
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	233,909	2,845
SEI Institutional Managed Trust Real Return Fund, CI Y	227,040	2,370

Total Fixed Income Funds (Cost $26,352) ($ Thousands)		26,563

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	920,505	9,481
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	218,723	2,373
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	301,550	2,379

Total Multi-Asset Funds (Cost $14,136) ($ Thousands)		14,233

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	227,907	2,377
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	118,211	1,909

Total Equity Funds (Cost $4,169) ($ Thousands)		4,286

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 0.010% **	2,370,318	2,370

Total Money Market Fund (Cost $2,370) ($ Thousands)		2,370

Total Investments in Securities — 100.0% (Cost $47,027) ($ Thousands)		$47.452

Percentages are based on Net Assets of $47,448 ($ Thousands).

** Rate shown is the 7-day effective yield as of September 30, 2020.

Cl — Class

As of September 30, 2020, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Defensive Strategy Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/(loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$4,903	$9,800	$(475)	$—	$8	$14,236	1,344,260	$62	$—
SEI Institutional Managed Trust Conservative Income, Cl Y	2,424	4,911	(221)	—	(2)	7,112	711,144	8	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,002	1,940	(158)	1	60	2,845	233,909	20	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	810	1,612	(110)	—	58	2,370	227,040	2	—
SEI Institutional Managed Trust Multi-Asset Capital Stability, Cl Y	3,240	6,508	(402)	1	134	9,481	920,505	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	856	1,597	(228)	(7)	155	2,373	218,723	23	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	827	1,661	(167)	(45)	103	2,379	301,550	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	887	1,702	(368)	(43)	199	2,377	227,907	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	705	1,405	(341)	(32)	172	1,909	118,211	10	—
SEI Daily Income Trust Government Fund, Cl F	808	1,637	(75)	—	—	2,370	2,370,318	—	—

Totals	$16,462	$32,773	$(2,545)	$(125)	$887	$47,452		$125	$-

Amounts designated as ”—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Defensive Strategy Allocation Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Money Market Fund — 80.7%
SEI Daily Income Trust Government Fund, Cl F, 0.010% *†	5,644,857	$5,645

Total Money Market Fund (Cost $5,645) ($ Thousands)		5,645

Fixed Income Fund — 19.3%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	210,100	1,355

Total Fixed Income Fund (Cost $1,379) ($ Thousands)		1,355

Total Investments in Securities —100.0% (Cost $7,024) ($ Thousands)		$7,000

Percentages are based on Net Assets of $6,998 ($Thousands).

Cl — Class

*Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

† Rate shown is the 7-day effective yield as of September 30, 2020.

As of September 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Government Fund, Cl F	$6,090	$1,117	$(1,562)	$ —	$ —	$5,645	5,644,857	$2	$ —
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,484	277	(557)	(77)	228	1,355	210,100	43	—

Totals	$7,574	$1,394	$(2,119)	$(77)	$228	$7,000		$45	$ -

Amounts designated as ”—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Conservative Strategy Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 51.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,001,735	$10,608
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	301,583	2,829
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	216,781	2,123
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	706,533	7,065
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	698,193	8,490
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	330,391	2,131
SEI Institutional Managed Trust Real Return Fund, Cl Y	271,041	2,830

Total Fixed Income Funds (Cost $35,255) ($ Thousands)		36,076

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	219,710	2,114
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,167,579	12,026
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	390,080	4,232
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	447,046	3,527

Total Multi-Asset Funds (Cost $22,042) ($ Thousands)		21,899

Equity Funds — 18.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	744,473	7,765
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	305,945	4,941

Total Equity Funds (Cost $12,544) ($ Thousands)		12,706

Total Investments in Securities — 100.0% (Cost $69,841) ($ Thousands)		$70,681

Percentages are based on Net Assets of $70,670 ($Thousands).

Cl — Class

As of September 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

4	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 10,110	$ 904	$ (425)	$ —	$ 19	$ 10,608	1,001,735	$ 75	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,697	204	(142)	—	70	2,829	301,583	22	—
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	2,005	189	(365)	(19)	313	2,123	216,781	5	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	6,706	594	(235)	—	—	7,065	706,533	16	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,118	553	(587)	12	394	8,490	698,193	100	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,035	202	(349)	(69)	312	2,131	330,391	68	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,677	181	(149)	2	119	2,830	271,041	7	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,012	101	(204)	(15)	220	2,114	219,710	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	11,387	694	(411)	4	352	12,026	1,167,579	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4,064	219	(620)	(14)	583	4,232	390,080	61	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,370	183	(219)	(60)	253	3,527	447,046	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	7,315	727	(1,382)	(163)	1,268	7,765	744,473	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,624	599	(1,082)	(95)	895	4,941	305,945	53	—

Totals	$ 67,120	$ 5,350	$ (6,170)	$ (417)	$ 4,798	$ 70,681		$ 407	$ -

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Conservative Strategy Allocation Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 47.3%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	347,989	$4,705
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	588,647	9,507

Total Equity Funds (Cost $11,306) ($ Thousands)		14,212

Fixed Income Fund — 32.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,530,564	9,872

Total Fixed Income Fund (Cost $10,070) ($ Thousands)		9,872

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Money Market Fund — 19.8%
SEI Daily Income Trust Government Fund, Cl F, 0.010% *	5,943,469	$5,943

Total Money Market Fund (Cost $5,943) ($ Thousands)		5,943

Total Investments in Securities —100.0% (Cost $27,319) ($ Thousands)		$30,027

Percentages are based on Net Assets of $30,019 ($ Thousands).

* Rate shown is the 7-day effective yield as of September 30, 2020.

Cl — Class

As of September 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2020	Shares	Dividend Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$ 4,920	$ 1,303	$ (2,161)	$ (468)	$ 1,111	$ 4,705	347,989	$ 64	$ —
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	9,645	855	(2,560)	(30)	1,597	9,507	588,647	105	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	10,517	911	(2,733)	(455)	1,632	9,872	1,530,564	332	—
SEI Daily Income Trust Government Fund, Cl F	6,227	976	(1,260)	—	—	5,943	5,943,469	2	—

Totals	$ 31,309	$ 4,045	$ (8,714)	$ (953)	$ 4,340	$ 30,027		$ 503	$ -

Amounts designated as”—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Moderate Strategy Fund

Sector Weightings †:

† Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 36.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,205,468	$12,766
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	510,355	4,787
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	480,923	4,708
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,101,148	25,550
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	749,153	4,832
SEI Institutional Managed Trust Real Return Fund, Cl Y	459,062	4,793

Total Fixed Income Funds (Cost $55,901) ($ Thousands)		57,436

Multi-Asset Funds — 35.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,488,371	23,938
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,550,959	15,975
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	737,063	7,997
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,012,725	7,990

Total Multi-Asset Funds (Cost $57,273) ($ Thousands)		55,900

Equity Funds — 28.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,283,031	23,812
SEI Institutional Managed Trust Large Cap Fund, Cl Y	452,168	6,308
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	974,532	15,739

Total Equity Funds (Cost $45,091) ($ Thousands)		45,859

Total Investments in Securities — 100.0% (Cost $158,265) ($ Thousands)		$159,195

Percentages are based on Net Assets of $159,166 ($ Thousands).

Cl — Class

As of September 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Moderate Strategy Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, CI Y	$11,841	$2,260	$(1,359)	$(1)	$25	$12,766	1,205,468	$91	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	4,450	771	(553)	(1)	120	4,787	510,355	38	—
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	4,375	676	(1,016)	(89)	762	4,708	480,923	10	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	23,759	3,793	(3,226)	34	1,190	25,550	2,101,148	306	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,465	745	(926)	(1109)	657	4,832	749,153	154	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	4,388	703	(504)	5	201	4,793	459,062	11	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	21,954	2,728	(3,076)	(228)	2,560	23,938	2,488,371	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	14,655	2,424	(1,576)	7	465	15,975	1,550,959	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	7,433	803	(1,309)	(36)	1,106	7,997	737,063	116	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,394	1,061	(895)	(258)	688	7,990	1,012,725	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	21,844	2,407	(3,683)	(438)	3,682	23,812	2,283,031	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	5,768	726	(1,806)	(95)	1,715	6,308	452,168	53	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	14,464	1,724	(2,894)	(306)	2,751	15,739	974,532	161	—

Totals	$146,790	$20,821	$(22,823)	$(1,515)	$15,922	$159,195		$940	$ -

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Moderate Strategy Allocation Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 67.2%
SEI Institutional lnternational Trust International Equity Fund, Cl Y	318,015	$3,453
SEI Institutional Managed Trust Real Estate Fund, Cl Y	254,554	3,442
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	242,513	6,613
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,808,262	29,203

Total Equity Funds (Cost $28,222) ($ Thousands)		42,711

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Fund — 18.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,793,592	$11,569

Total Fixed Income Fund (Cost $12,313) ($ Thousands)		11,569

Money Market Fund — 14.6%
SEI Daily Income Trust Government Fund, Cl F, 0.010% *	9,242,680	9,243

Total Money Market Fund (Cost $9,243) ($ Thousands)		9,243

Total Investments in Securities — 100.0% (Cost $49,778) ($ Thousands)		$63,523

Percentages are based on Net Assets of $63,509 ($ Thousands).

* Rate shown is the 7-day effective yield as of September 30, 2020.

Cl — Class

As of September 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 ($Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2020	Shares	Dividend Income	Capital Gains
SEI Institutional lnternational Trust International Equity Fund, Cl Y	$3,303	$99	$(794)	$144	$701	$3,453	318,015	$—	$—
SEI Institutional Managed Trust Real Estate Fund, Cl Y	3,320	536	(819)	(99)	504	3,442	254,554	44	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	6,287	393	(1,625)	714	844	6,613	242,513	56	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	27,648	1,105	(4,054)	(164)	4,668	29,203	1,808,262	304	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	11,119	1,000	(1,826)	(393)	1,669	11,569	1,793,592	366	—
SEI Daily Income Trust Government Fund, Cl F	8,834	1,604	(1,195)	—	—	9,243	9,242,680	4	—

Totals	$ 60,511	$ 4,737	$ (10,313)	$ 202	$ 8,386	$ 63,523		$ 774	$ -

Amount designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Aggressive Strategy Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 63.0%
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	937,663	$11,318
SEI Institutional lnternational Trust International Equity Fund, Cl Y	3,107,572	33,748
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	854,856	12,832
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,416,422	33,709
SEI Institutional Managed Trust Small Cap Fund, Cl Y	888,871	9,644

Total Equity Funds (Cost $84,081) ($ Thousands)		101,251

Multi-Asset Fund — 20.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,343,761	32,167

Total Multi-Asset Fund (Cost $32,069) ($ Thousands)		32,167

Fixed Income Funds — 17.0%
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	974,103	9,536
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	658,255	8,005
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,505,945	9,713

Total Fixed Income Funds (Cost $27,070) ($ Thousands)		27,254

Total Investments in Securities — 100.0% (Cost $143,220) ($ Thousands)		$160,672

Percentages are based on Net Assets of $160,624 ($ Thousands).

Cl — Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

10	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2020	Shares	Dividend Income	Capital Gains
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	$ 9,931	$ 412	$(2,010)	$ 65	$ 2,920	$ 11,318	937,663	$ —	$ —
SEI Institutional lnternational Trust International Equity Fund, Cl Y	30,041	613	(4,678)	386	7,386	33,748	3,107,572	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	11,395	503	(2,565)	610	2,889	12,832	854,856	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	29,985	1,514	(6,012)	(532)	8,754	33,709	2,416,422	275	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	8,452	1,172	(2,578)	(767)	3,365	9,644	888,871	24	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	28,694	4,603	(4,114)	(336)	3,320	32,167	3,343,761	—	—
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	8,577	962	(1,239)	(90)	1,326	9,536	974,103	20	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7,238	1,683	(1,278)	—	362	8,005	658,255	93	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	8,715	1,186	(1,218)	(232)	1,262	9,713	1,505,945	300	—

Totals	$ 143,028	$ 12,648	$ (25,692)	$ (896)	$ 31,584	$ 160,672		$ 712	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Tax-Managed Aggressive Strategy Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	118,181	$1,426
SEI Institutional lnternational Trust International Equity Fund, Cl Y	1,047,519	11,376
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,481,290	40,395
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	505,813	9,838

Total Equity Funds (Cost $ 35,909) ($ Thousands)		63,035

Fixed Income Funds — 12.0%
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	289,753	2,837

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	889,629	$5,738

Total Fixed Income Funds (Cost $9,083) ($ Thousands)		8,575

Total Investments in Securities — 100.0% (Cost $44,992) ($ Thousands)		$71,610

Percentages are based on Net Assets of $71,596 ($ Thousands).

Cl — Class

* Represents greater than 50%of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or caii1-800-DIAL-SEI.

As of September 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of September 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to

Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2020	Shares	Dividend Income	Capital Gains
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	$ 1,169	$ 60	$ (155)	$ (6)	$ 358	$ 1,426	118,181	$ —	$ —
SEI Institutional lnternational Trust International Equity Fund, Cl Y	9,479	460	(1,015)	(55)	2,507	11,376	1,047,519	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	33,041	1,350	(2,264)	57	8,211	40,395	1,481,290	300	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund. Cl Y	8,238	204	(807)	(129)	2,332	9,838	505,813	20	—
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	2,310	261	(61)	(9)	336	2,837	289,753	—	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,684	710	(203)	(40)	587	5,738	889,629	166	—

Totals	$ 58,921	$ 3,045	$ (4,505)	$ (182)	$ 14,331	$ 71,610		$ 491	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Core Market Strategy Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 34.8%
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	390,249	$3,820
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,571,119	19,105
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	596,263	3,846

Total Fixed Income Funds (Cost $25,187) ($ Thousands)		26,771

Multi-Asset Funds — 32.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,603,038	15,421
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	353,182	3,832
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	776,207	6,124

Total Multi-Asset Funds (Cost $25,928) ($ Thousands)		25,377

Equity Funds — 32.3%
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	192,506	2,324
SEI Institutional lnternational Trust International Equity Fund, Cl Y	712,697	7,740
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	260,383	3,908
SEI Institutional Managed Trust Large Cap Fund, Cl Y	616,299	8,598
SEI Institutional Managed Trust Small Cap Fund, Cl Y	214,996	2,333

Total Equity Funds (Cost $19,133) ($ Thousands)		24,903

Total Investments in Securities -100.0% (Cost $70,248) ($ Thousands)		$77,051

Percentages are based on Net Assets of $77,036 ($ Thousands).

Cl — Class

As of September 30, 2020, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Core Market Strategy Fund (concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 ($Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2020	Shares	Dividend Income	Capital Gains
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	$3,628	$134	$(437)	$(48)	$543	$3,820	390,249	$9	$—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	18,371	2,075	(2,214)	27	846	19,105	1,571,119	222	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,687	192	(443)	(69)	479	3,846	596,263	119	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	14,567	1,021	(1,596)	(140)	1,569	15,421	1,603,038	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,683	142	(480)	(28)	515	3,832	353,182	54	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	5,861	477	(531)	(122)	439	6,124	776,207	—	—
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	2,159	158	(610)	44	573	2,324	192,506	—	—
SEI Institutional lnternational Trust International Equity Fund, Cl Y	7,294	510	(1,860)	69	1,727	7,740	712,697	—	—
SEI Institutional ManagedTrust Dynamic Asset Allocation Fund, Cl Y	3,612	504	(1,270)	240	822	3,908	260,383	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	7,977	1,174	(2,644)	33	2,058	8,598	616,299	70	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	2,154	455	(904)	(90)	718	2,333	214,996	6	—

Totals	$72,993	$6,842	$(12,989)	$(84)	$10,289	$77,051		$480	$-

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Core Market Strategy Allocation Fund

Sector Weightings †:

† Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.1%
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	39,624	$478
SEI Institutional lnternational Trust International Equity Fund, Cl Y	349,953	3,800
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y*	490,517	13,376
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	171,819	3,342

Total Equity Funds (Cost $11,618) ($ Thousands)		20,996

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 11.9%
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	96,073	$941
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	294,526	1,900

Total Fixed Income Funds (Cost $2,984) ($ Thousands)		2,841

Total Investments in Securities — 100.0% (Cost $14,602) ($ Thousands)		$23,837

Percentages are based on Net Assets of $23,833 ($ Thousands).

Cl — Class

*Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2020, all of the Fund’s investments in securities were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S GAAP

As of September 30, 2020, there were no transfers in or out of level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2020	Shares	Dividend Income	Capital Gains
SEI Institutional lnternational Trust Emerging Markets Equity Fund, ClassY	$408	$13	$(64)	$2	$119	$478	39,624	$—	$—
SEI Institutional lnternational Trust International Equity Fund, ClassY	3,325	64	(435)	3	843	3,800	349,953	—	—
SEI Institutional Managed Trust Tax Managed large Cap Fund, ClassY	11,522	162	(1,161)	179	2,674	13,376	490,517	103	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, ClassY	2,872	94	(396)	(30)	802	3,342	171,819	7	—
SEI Institutional lnternational Trust Emerging Markets Debt Fund, ClassY	800	56	(32)	(2)	119	941	96,073	2	—
SEI Institutional Managed Trust High Yield Bond Fund, ClassY	1,575	192	(60)	(8)	201	1,900	294,526	57	—
Totals	$20,502	$581	$(2,148)	$144	$4,758	$23,837		$169	$—

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Market Growth Strategy Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 44.0%
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	609,990	$7,362
SEI Institutional lnternational Trust International Equity Fund, Cl Y	2,536,724	27,549
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	737,564	11,071
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,112,421	29,468
SEI Institutional Managed Trust Small Cap Fund, Cl Y	507,320	5,505

Total Equity Funds (Cost $66,385) ($ Thousands)		80,955

Multi-Asset Funds — 32.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,818,292	36,732
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	677,903	7,355
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,864,534	14,711

Total Multi-Asset Funds (Cost $61,822) ($ Thousands)		58,798

Fixed Income Funds — 24.0%
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	935,026	9,154
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,118,286	25,759
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,435,528	9,259

Total Fixed Income Funds (Cost $42,811) ($ Thousands)		44,172

Total Investments in Securities — 100.0% (Cost $171,018) ($ Thousands)		$183,925

Percentages are based on Net Assets of $183,881 ($Thousands).

Cl — Class

As of September 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of September 30, 2020, there were no transfers in our out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

16	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/20	Shares	Dividend Income	Capital Gains
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	$6,713	$86	$(1,386)	$36	$1,913	$7,362	609,990	$ —	$ —
SEI Institutional lnternational Trust International Equity Fund, Cl Y	25,629	1,103	(5,589)	263	6,143	27,549	2,536,724	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	10,151	421	(2,519)	574	2,444	11,071	737,564	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	27,175	1,674	(6,606)	(300)	7,525	29,468	2,112,421	243	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	5,121	621	(1,726)	(494)	1,983	5,505	507,320	14	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	33,413	2,302	(2,380)	(176)	3,573	36,732	3,818,292	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,906	346	(827)	(44)	974	7,355	677,903	103	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	13,501	1,499	(1,040)	(303)	1,054	14,711	1,864,534	—	—
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	8,499	370	(895)	(119)	1,299	9,154	935,026	20	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	23,776	3,336	(2,517)	6	1,158	25,759	2,118,286	295	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	8,641	536	(900)	(191)	1,173	9,259	1,435,528	285	—

Totals	$ 169,525	$ 12,294	$ (26,385)	$ (748)	$ 29,239	$ 183,925		$ 960	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Market Growth Strategy Allocation Fund

Sector Weightings †:

†     Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.1%
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Cl Y	199,243	$2,405
SEI Institutional lnternational Trust International Equity Fund, Cl Y	1,772,317	19,247
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,493,165	67,988
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	853,557	16,602

Total Equity Funds (Cost $59,460) ($ Thousands)		106,242

Fixed Income Funds — 11.9%
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Cl Y	479,556	4,695
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,492,194	9,625

Total Fixed Income Funds (Cost $15,086) ($ Thousands)		14,320

Total Investments in Securities — 100.0% (Cost $74,546) ($ Thousands)		$120,562

Percentages are based on Net Assets of $120,537 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2020	Shares	Dividend Income	Capital Gains
SEI Institutional lnternational Trust Emerging Markets Equity Fund, Class Y	$1,988	$ —	$(186)	$(3)	$606	$2,405	199,243	$ —	$ —
SEI Institutional lnternational Trust International Equity Fund, Class Y	16,157	—	(1,116)	(38)	4,244	19,247	1,772,317	—	—
SEI Institutional Managed Trust Tax-Managed large Cap Fund, Class Y	56,045	513	(2,804)	294	13,940	67,988	2,493,165	513	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	14,144	106	(1,472)	(193)	4,017	16,602	853,557	34	—
SEI Institutional lnternational Trust Emerging Markets Debt Fund, Class Y	3,933	234	(44)	(9)	581	4,695	479,556	9	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	7,983	760	(73)	(16)	971	9,625	1,492,194	284	—

Totals	$100,250	$1,613	$(5,695)	$35	$24,359	$120,562		$840	$-

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

September 30, 2020

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund

Assets:
Investments in affiliated funds, at market value †	$47,452	$7,000	$70,681	$30,027
Receivable for fund shares sold	487	—	6	1
Income distribution receivable from affiliated funds	26	7	53	49
Receivable for investment securities sold	—	3	8	47
Prepaid expenses	2	1	9	5

Total Assets	47,967	7,011	70,757	30,129

Liabilities:
Payable for investment securities purchased	508	7	54	51
Shareholder servicing fees payable	4	1	9	6
Payable for fund shares redeemed	—	2	4	44
Distribution fees payable	—	—	3	—
Investment advisory fees payable	—	—	—	—
Administrative servicing fees payable	—	—	—	—
Trustees’ fees payable	—	—	1	—
Accrued expenses	7	3	16	9

Total liabilities	519	13	87	110

Net Assets	$47,448	$6,998	$70,670	$30,019

† Cost of investments in affiliated funds	$47,027	$7,024	$69,841	$27,319

Net Assets:
Paid in Capital (unlimited authorization - no par value)	$47,436	$8,700	$71,035	$30,924
Total distributable earnings/(loss)	12	(1,702)	(365)	(905)
Net Assets	$47,448	$6,998	$70,670	$30,019
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.05	$11.55	$10.78	$11.59
	($47,108,567 ÷	($6,998,415 ÷	($66,321,957 ÷	($30,019,147 ÷
	4,685,905 shares)	605,684 shares)	6,151,993 shares)	2,589,441 shares)

Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A	N/A	$10.77	N/A
			($3,636,157 ÷
			337,715 shares)

Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.87	N/A	$10.98	N/A
	($339,499 ÷		($711,485 ÷
	34,397 shares)		64,793 shares)

(1) Net assets divided by shares does not calculate to the stated NAV because net assets and shares are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A - Not applicable. Class D and/or Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust / Semi-Annual Report / September, 2020

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$159,195	63,523	$160,672	$71,610	$77,051	$23,837	$183,925	$120,562
8	3	14	—	7	—	41	—
112	56	62	28	65	9	114	47
28	64	49	11	9	4	—	22
21	9	21	9	10	3	24	15

159,364	63,655	160,818	71,658	77,142	23,853	184,104	120,646

113	59	65	30	66	10	129	49
28	13	34	15	16	5	38	25
11	57	38	—	2	—	1	4
3	—	15	—	—	—	7	—
—	—	—	—	—	—	—	1
1	—	3	—	—	—	2	—
2	1	2	1	1	—	2	2
40	16	37	16	21	5	44	28

198	146	194	62	106	20	223	109

$159,166	$63,509	$160,624	$71,596	$77,036	$23,833	$183,881	$120,537

$158,265	$49,778	$143,220	$44,992	$70,248	$14,602	$171,018	$74,546

$160,074	$51,134	$148,239	$45,015	$73,326	$13,831	$175,562	$72,487
(908)	12,375	12,385	26,581	3,710	10,002	8,319	48,050

$159,166	$63,509	$160,624	$71,596	$77,036	$23,833	$183,881	$120,537

$12.44	$18.23	$15.13	$21.86	$11.85	$19.09	$13.41	$24.33
($153,082,667 ÷	($63,509,082 ÷	($136,340,649 ÷	($71,595,754 ÷	($77,036,080 ÷	($23,832,523 ÷	($174,937,058 ÷	($120,537,457 ÷
12,309,006 shares)	3,483,447 shares)	9,013,852 shares)	3,274,774 shares)	6,502,381 shares)	1,248,132 shares)	13,040,653 shares)	4,955,006 shares)

$12.40	N/A	$14.91	N/A	N/A	N/A	$13.34	N/A
($3,793,073 ÷		($16,340,030 ÷				($4,931,180 ÷
305,879 shares)		1,095,555 shares)				369,685 shares)

$12.79	N/A	$14.69	N/A	$13.21	N/A	$13.20	N/A
($2,290,652 ÷		($7,942,931 ÷		($240 ÷		($4,013,030 ÷
179,033 shares)		540,618 shares)		18 shares)(1)		304,033 shares)

SEI Asset Allocation Trust / Semi-Annual Report / September, 2020	21

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended September 30, 2020 (Unaudited)

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund

Investment Income:
Income distributions from affiliated funds	$125	$45	$407	$503

Expenses
Administration fees	22	5	53	24
Investment advisory fees	15	4	35	16
Shareholder servicing fees — Class F	36	9	83	40
Shareholder servicing fees — Class D	—	—	4	—
Shareholder servicing fees — Class I	—	—	1	—
Administrative servicing fees — Class I	1	—	1	—
Trustees’ fees	—	—	1	—
Distribution fees — Class D	—	—	13	—
Printing fees	5	1	14	6
Professional fees	3	1	8	3
Registration fees	2	1	9	5
Custodian/wire agent fees	1	—	2	1
Chief compliance officer fees	—	—	—	—
Other expenses	1	—	2	1

Total expenses	86	21	226	96

Less:
Administration fees waived	(22)	(5)	(53)	(24)
Investment advisory fees waived	(12)	(4)	(34)	(16)
Waiver of shareholder servicing fees — Class F	(21)	—	(30)	—
Waiver of shareholder servicing fees — Class D	—	—	(2)	—

Net Expenses	31	12	107	56

Net Investment Income	94	33	300	447

Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized gain (loss) from sales of affiliated funds	(125)	(77)	(417)	(953)
Net change in unrealized appreciation from affiliated funds	887	228	4,798	4,340

Net Realized and Unrealized gain from Affiliated Funds	762	151	4,381	3,387

Net Increase in Net Assets Resulting from Operations	$856	$184	$4,681	$3,834

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$940	$774	$712	$491	$480	$169	$960	$840

122	48	119	50	57	17	135	87
81	32	80	34	38	11	90	58
195	80	170	84	94	29	215	144
5	—	19	—	—	—	6	—
3	—	9	—	—	—	5	—
3	—	9	—	—	—	5	—
2	1	2	1	1	—	2	1
14	—	58	—	—	—	18	—
31	13	31	13	14	4	35	22
17	7	17	7	8	2	19	12
20	9	21	9	10	3	25	15

5	2	5	2	3	1	6	4

1	—	—	—	—	—	1	—

4	—	4	2	2	1	4	3

503	194	544	202	227	68	566	346

(122)	(48)	(119)	(50)	(57)	(17)	(135)	(87)

(78)	(33)	(78)	(33)	(38)	(11)	(89)	(56)

(31)	—	—	—	—	—	—	—

(1)	—	—	—	—	—	—	—

271	113	347	119	132	40	342	203

669	661	365	372	348	129	618	637

(1,515)	202	(896)	(182)	(84)	144	(748)	35

15,922	8,386	31,584	14,331	10,289	4,758	29,239	24,359

14,407	8,588	30,688	14,149	10,205	4,902	28,491	24,394

$15,076	$9,249	$31,053	$14,521	$10,553	$5,031	$29,109	$25,031

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	23

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2020 (Unaudited) and the year ended March 31, 2020

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/20 - 9/30/20	4/01/19 - 3/31/20	4/01/20 - 9/30/20	4/01/19 - 3/31/20

Operations:
Net investment income	$94	$363	$33	$311
Net realized gain (loss) from sales of affiliated funds	(125)	(126)	(77)	(1,421)
Capital gain distributions received from affiliated funds	—	129	—	290
Net change in unrealized appreciation (depreciation) from affiliated funds	887	(164)	228	(697)
Net Increase (Decrease) in Net Assets Resulting from Operations	856	202	184	(1,517)

Distributions:
Class F	(93)	(447)	(69)	(529)
Class D	N/A	N/A	N/A	N/A
Class I	(1)	(8)	N/A	N/A
Total Distributions	(94)	(455)	(69)	(529)

Capital Share Transactions:(1)
Class F
Proceeds from shares issued	34,322	2,990	1,378	3,832
Reinvestment of dividends & distributions	91	443	65	500
Cost of shares redeemed	(4,085)	(6,782)	(2,132)	(2,882)
Increase (Decrease) in Net Assets Derived from Class F Transactions	30,328	(3,349)	(689)	1,450
Class D
Proceeds from shares issued	N/A	N/A	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A	N/A	N/A
Cost of shares redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A

Class I
Proceeds from shares issued	45	187	N/A	N/A
Reinvestment of dividends & distributions	1	8	N/A	N/A
Cost of shares redeemed	(148)	(85)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	(102)	110	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	30,226	(3,239)	(689)	1,450
Net Increase (Decrease) in Net Assets	30,988	(3,492)	(574)	(596)

Net Assets:
Beginning of Period	16,460	19,952	7,572	8,168
End of Period	$47,448	$16,460	$6,998	$7,572

(1)                For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

24	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/20 - 9/30/20	4/01/19 - 3/31/20	4/01/20 - 9/30/20	4/01/19 - 3/31/20	4/01/20 - 9/30/20	4/01/19 - 3/31/20	4/01/20 - 9/30/20	4/01/19 - 3/31/20

$300	$1,598	$447	$1,140	$669	$3,460	$661	$1,857
(417)	(712)	(953)	(2,558)	(1,515)	(3,287)	202	573
—	957	—	1,209	—	4,772	—	2,769
4,798	(2,817)	4,340	(4,781)	15,922	(9,524)	8,386	(14,787)
4,681	(974)	3,834	(4,990)	15,076	(4,579)	9,249	(9,588)

(367)	(2,291)	(483)	(3,564)	(756)	(5,327)	(687)	(6,657)
(6)	(92)	N/A	N/A	(4)	(93)	N/A	N/A
(3)	(26)	N/A	N/A	(8)	(69)	N/A	N/A
(376)	(2,409)	(483)	(3,564)	(768)	(5,489)	(687)	(6,657)

5,993	6,938	1,150	4,119	22,912	18,593	1,201	4,416
348	2,157	437	3,162	733	5,164	641	6,265
(6,788)	(17,529)	(6,221)	(7,253)	(25,561)	(40,955)	(7,392)	(19,252)
(447)	(8,434)	(4,634)	28	(1,916)	(17,198)	(5,550)	(8,571)

510	1,022	N/A	N/A	214	539	N/A	N/A
6	87	N/A	N/A	4	86	N/A	N/A
(668)	(1,046)	N/A	N/A	(165)	(539)	N/A	N/A
(152)	63	N/A	N/A	53	86	N/A	N/A

24	480	N/A	N/A	169	351	N/A	N/A
3	25	N/A	N/A	8	69	N/A	N/A
(169)	(647)	N/A	N/A	(214)	(437)	N/A	N/A
(142)	(142)	N/A	N/A	(37)	(17)	N/A	N/A
(741)	(8,513)	(4,634)	28	(1,900)	(17,129)	(5,550)	(8,571)
3,564	(11,896)	(1,283)	(8,526)	12,408	(27,197)	3,012	(24,816)

67,106	79,002	31,302	39,828	146,758	173,955	60,497	85,313
$70,670	$67,106	$30,019	$31,302	$159,166	$146,758	$63,509	$60,497

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	25

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the six months ended September 30, 2020 (Unaudited) and the year ended March 31, 2020

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund

	4/01/20 - 9/30/20	4/01/19 - 3/31/20	4/01/20 - 9/30/20	4/01/19 - 3/31/20

Operations:

Net investment income	$365	$2,970	$372	$1,179

Net realized gain (loss) from sales of affiliated funds	(896)	(4,006)	(182)	(1,775)

Capital gain distributions received from affiliated funds	—	6,379	—	3,444

Net change in unrealized appreciation (depreciation) from affiliated funds	31,584	(22,203)	14,331	(13,105)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,053	(16,860)	14,521	(10,257)

Distributions:

Class F	(368)	(9,257)	(374)	(2,258)

Class D	—	(781)	N/A	N/A

Class I	(12)	(463)	N/A	N/A

Total Distributions	(380)	(10,501)	(374)	(2,258)

Capital Share Transactions:(1)

Class F

Proceeds from shares issued	3,062	14,494	3,041	4,307

Reinvestment of dividends & distributions	355	8,940	351	2,152

Cost of shares redeemed	(16,653)	(48,726)	(4,850)	(11,401)

Decrease in Net Assets Derived from Class F Transactions	(13,236)	(25,292)	(1,458)	(4,942)

Class D

Proceeds from shares issued	1,016	1,915	N/A	N/A

Reinvestment of dividends & distributions	—	769	N/A	N/A

Cost of shares redeemed	(464)	(1,352)	N/A	N/A

Increase (Decrease) in Net Assets Derived from Class D Transactions	552	1,332	N/A	N/A

Class I

Proceeds from shares issued	355	1,170	N/A	N/A

Reinvestment of dividends & distributions	12	462	N/A	N/A

Cost of shares redeemed	(711)	(2,207)	N/A	N/A

Increase (Decrease) in Net Assets Derived from Class I Transactions	(344)	(575)	N/A	N/A

Decrease in Net Assets Derived From Capital Share Transactions	(13,028)	(24,535)	(1,458)	(4,942)

Net Increase (Decrease) in Net Assets	17,645	(51,896)	12,689	(17,457)

Net Assets:

Beginning of Period	142,979	194,875	58,907	76,364

End of Period	$160,624	$142,979	$71,596	$58,907

(1)                For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

26	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

4/01/20 - 9/30/20	4/01/19 - 3/31/20	4/01/20 - 9/30/20	4/01/19 - 3/31/20	4/01/20 - 9/30/20	4/01/19 - 3/31/20	4/01/20 - 9/30/20	4/01/19 - 3/31/20

$348	$1,750	$129	$409	$618	$3,898	$637	$1,992

(84)	(778)	144	236	(748)	(3,603)	35	(497)

—	2,569	—	1,166	—	6,825	—	5,742

10,289	(7,479)	4,758	(5,038)	29,239	(20,231)	24,359	(23,390)

10,553	(3,938)	5,031	(3,227)	29,109	(13,111)	25,031	(16,153)

(402)	(4,552)	(129)	(1,320)	(688)	(8,960)	(638)	(4,841)

N/A	N/A	N/A	N/A	(1)	(197)	N/A	N/A

—	—	N/A	N/A	(10)	(176)	N/A	N/A

(402)	(4,552)	(129)	(1,320)	(699)	(9,333)	(638)	(4,841)

3,227	9,271	740	1,029	6,224	11,556	2,475	4,369

391	4,402	114	1,191	667	8,667	596	4,518

(9,708)	(26,968)	(2,421)	(4,861)	(20,384)	(58,918)	(7,153)	(20,863)

(6,090)	(13,295)	(1,567)	(2,641)	(13,493)	(38,695)	(4,082)	(11,976)

N/A	N/A	N/A	N/A	286	782	N/A	N/A

N/A	N/A	N/A	N/A	1	194	N/A	N/A

N/A	N/A	N/A	N/A	(874)	(790)	N/A	N/A

N/A	N/A	N/A	N/A	(587)	186	N/A	N/A

—	—	N/A	N/A	123	340	N/A	N/A

—	—	N/A	N/A	10	177	N/A	N/A

—	—	N/A	N/A	(59)	(3,400)	N/A	N/A

—	—	N/A	N/A	74	(2,883)	N/A	N/A
(6,090)	(13,295)	(1,567)	(2,641)	(14,006)	(41,392)	(4,082)	(11,976)
4,061	(21,785)	3,335	(7,188)	14,404	(63,836)	20,311	(32,970)

72,975	94,760	20,498	27,686	169,477	233,313	100,226	133,196
$77,036	$72,975	$23,833	$20,498	$183,881	$169,477	$120,537	$100,226

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	27

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2020 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Defensive Strategy Fund

Class F

2020@	$9.72	$0.03	$0.34	$0.37	$(0.04)	$ —	$(0.04)	$10.05	3.85%	$47,109	0.21%		0.58%	0.64%	9%

2020	9.88	0.19	(0.11)	0.08	(0.24)	—	(0.24)	9.72	0.77	16,031	0.21		0.59	1.92	17

2019	9.79	0.17	0.09	0.26	(0.17)	—	(0.17)	9.88	2.75	19,624	0.21		0.57	1.77	24

2018	9.83	0.16	(0.02)	0.14	(0.18)	—	(0.18)	9.79	1.45	28,203	0.21		0.57	1.58	19

2017	9.71	0.10	0.14	0.24	(0.12)	—	(0.12)	9.83	2.44	32,489	0.23	(1)	0.64	1.05	69

2016	9.82	0.09	(0.08)	0.01	(0.12)	—	(0.12)	9.71	0.08	34,435	0.26	(1)	0.68	0.87	34

Class I

2020@	$9.54	$0.02	$0.34	$0.36	$(0.03)	$ —	$(0.03)	$9.87	3.79%	$339	0.46%		0.83%	0.45%	9%

2020	9.70	0.16	(0.10)	0.06	(0.22)	—	(0.22)	9.54	0.53	429	0.46		0.84	1.67	17

2019	9.62	0.16	0.07	0.23	(0.15)	—	(0.15)	9.70	2.44	328	0.46		0.82	1.67	24

2018	9.66	0.13	(0.02)	0.11	(0.15)	—	(0.15)	9.62	1.18	472	0.46		0.82	1.29	19

2017	9.55	0.06	0.14	0.20	(0.09)	—	(0.09)	9.66	2.09	979	0.48	(1)	0.90	0.61	69

2016	9.66	0.06	(0.08)	(0.02)	(0.09)	—	(0.09)	9.55	(0.19)	2,602	0.50	(1)	0.92	0.58	34

Defensive Strategy Allocation Fund

Class F

2020@	$11.36	$0.05	$0.25	$0.30	$(0.11)	$ —	$(0.11)	$11.55	2.64%	$6,998	0.35%		0.61%	0.93%	20%

2020	14.25	0.44	(2.56)	(2.12)	(0.53)	(0.24)	(0.77)	11.36	(16.02)	7,572	0.35		0.58	3.07	49

2019	14.13	0.43	0.79	1.22	(0.59)	(0.51)	(1.10)	14.25	9.22	8,168	0.35		0.57	3.05	44

2018	14.54	0.43	0.16	0.59	(0.62)	(0.38)	(1.00)	14.13	4.02	10,125	0.35		0.57	2.95	31

2017	14.31	0.46	1.21	1.67	(0.60)	(0.84)	(1.44)	14.54	12.15	8,341	0.37	(2)	0.63	3.17	30

2016	14.88	0.44	(0.48)	(0.04)	(0.53)	—	(0.53)	14.31	(0.19)	7,795	0.37	(2)	0.63	3.10	29

Conservative Strategy Fund

Class F

2020@	$10.15	$0.05	$0.64	$0.69	$(0.06)	$ —	$(0.06)	$10.78	6.80%	$66,322	0.26%		0.60%	0.88%	8%

2020	10.66	0.23	(0.39)	(0.16)	(0.30)	(0.05)	(0.35)	10.15	(1.68)	62,724	0.26		0.59	2.12	18

2019	10.56	0.21	0.10	0.31	(0.21)	—	(0.21)	10.66	3.04	74,320	0.26		0.57	2.00	13

2018	10.49	0.19	0.11	0.30	(0.23)	—	(0.23)	10.56	2.85	80,886	0.26		0.57	1.78	17

2017	10.26	0.16	0.27	0.43	(0.20)	—	(0.20)	10.49	4.22	86,219	0.28	(3)	0.63	1.52	55

2016	10.46	0.16	(0.13)	0.03	(0.23)	—	(0.23)	10.26	0.30	94,947	0.29	(3)	0.64	1.57	18

Class D

2020@	$10.13	$0.01	$0.65	$0.66	$(0.02)	$ —	$(0.02)	$10.77	6.49%	$3,636	1.01%		1.35%	0.14%	8%

2020	10.64	0.15	(0.39)	(0.24)	(0.22)	(0.05)	(0.27)	10.13	(2.43)	3,580	1.01		1.34	1.39	18

2019	10.54	0.13	0.11	0.24	(0.14)	—	(0.14)	10.64	2.28	3,700	1.01		1.32	1.28	13

2018	10.48	0.11	0.10	0.21	(0.15)	—	(0.15)	10.54	1.97	3,506	1.01		1.32	1.02	17

2017	10.24	0.08	0.28	0.36	(0.12)	—	(0.12)	10.48	3.55	3,609	1.02	(3)	1.38	0.79	55

2016	10.45	0.08	(0.14)	(0.06)	(0.15)	—	(0.15)	10.24	(0.56)	4,766	1.04	(3)	1.39	0.82	18

Class I

2020@	$10.34	$0.03	$0.65	$0.68	$(0.04)	$ —	$(0.04)	$10.98	6.63%	$712	0.51%		0.85%	0.64%	8%

2020	10.85	0.20	(0.38)	(0.18)	(0.28)	(0.05)	(0.33)	10.34	(1.89)	802	0.51		0.84	1.86	18

2019	10.74	0.19	0.11	0.30	(0.19)	—	(0.19)	10.85	2.83	982	0.51		0.82	1.75	13

2018	10.67	0.11	0.16	0.27	(0.20)	—	(0.20)	10.74	2.49	1,023	0.51		0.82	1.03	17

2017	10.42	0.13	0.29	0.42	(0.17)	—	(0.17)	10.67	4.09	4,030	0.53	(3)	0.88	1.23	55

2016	10.63	0.14	(0.15)	(0.01)	(0.20)	—	(0.20)	10.42	(0.06)	4,258	0.54	(3)	0.89	1.30	18

@	For the six month period ended September 30, 2020. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.21%, and 0.46% for classes F, and I, respectively.

(2)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratio would have been 0.35%.

(3)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.26%, 1.01%, and 0.51% for classes F, D, and I, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

28	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2020 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Conservative Strategy Allocation Fund
Class F
2020@	$10.46	$0.16	$1.14	$1.30	$(0.17)	$ —	$(0.17)	$11.59	12.53%	$30,019	0.35%		0.60%	2.81%	12%
2020	13.21	0.38	(1.94)	(1.56)	(0.45)	(0.74)	(1.19)	10.46	(13.46)	31,302	0.35		0.59	2.86	22
2019	13.18	0.37	0.83	1.20	(0.48)	(0.69)	(1.17)	13.21	9.78	39,828	0.35		0.57	2.75	15
2018	13.59	0.38	0.17	0.55	(0.54)	(0.42)	(0.96)	13.18	3.98	39,443	0.35		0.57	2.79	16
2017	13.86	0.40	1.13	1.53	(0.52)	(1.28)	(1.80)	13.59	11.57	44,284	0.37	(1)	0.63	2.84	23
2016	14.73	0.39	(0.36)	0.03	(0.46)	(0.44)	(0.90)	13.86	0.41	41 ,778	0.36		0.62	2.78	24
Moderate Strategy Fund
Class F
2020@	$11.37	$0.05	$1.08	$1.13	$(0.06)	$ —	$(0.06)	$12.44	9.97%	$153,083	0.31%		0.60%	0.85%	13%
2020	12.17	0.26	(0.64)	(0.38)	(0.42)	—	(0.42)	11.37	(3.45)	141,208	0.31		0.59	2.06	27
2019	12.01	0.26	0.17	0.43	(0.27)	—	(0.27)	12.17	3.72	168,079	0.31		0.57	2.17	12
2018	11.75	0.18	0.33	0.51	(0.25)	—	(0.25)	12.01	4.38	194,123	0.31		0.57	1.53	16
2017	11.30	0.20	0.55	0.75	(0.30)	—	(0.30)	11.75	6.68	212,074	0.33	(2)	0.63	1.70	30
2016	11.69	0.20	(0.26)	(0.06)	(0.33)	—	(0.33)	11.30	(0.44)	229,030	0.33	(2)	0.62	1.78	15
Class D
2020@	$11.34	$0.01	$1.06	$1.07	$(0.01)	$ —	$(0.01)	$12.40	9.48%	$3,793	1.06%		1.35%	0.10%	13%
2020	12.13	0.17	(0.64)	(0.47)	(0.32)	—	(0.32)	11.34	(4.10)	3,419	1.06		1.34	1.37	27
2019	11.98	0.17	0.16	0.33	(0.18)	—	(0.18)	12.13	2.87	3,574	1.06		1.32	1.45	12
2018	11.71	0.09	0.34	0.43	(0.16)	—	(0.16)	11.98	3.68	3,461	1.06		1.32	0.76	16
2017	11.27	0.11	0.54	0.65	(0.21)	—	(0.21)	11.71	5.82	3,646	1.07	(2)	1.37	0.95	30
2016	11.66	0.13	(0.27)	(0.14)	(0.25)	—	(0.25)	11.27	(1.19)	3,215	1.08	(2)	1.38	1.10	15
Class I
2020@	$11.70	$0.04	$1.09	$1.13	$(0.04)	$ —	$(0.04)	$12.79	9.72%	$2,290	0.56%		0.85%	0.60%	13%
2020	12.50	0.23	(0.64)	(0.41)	(0.39)	—	(0.39)	11.70	(3.60)	2,131	0.56		0.84	1.82	27
2019	12.34	0.24	0.16	0.40	(0.24)	—	(0.24)	12.50	3.35	2,302	0.56		0.82	1.97	12
2018	12.05	0.16	0.35	0.51	(0.22)	—	(0.22)	12.34	4.25	3,598	0.56		0.82	1.28	16
2017	11.59	0.14	0.58	0.72	(0.26)	—	(0.26)	12.05	6.32	4,284	0.58	(2)	0.88	1.20	30
2016	11.98	0.17	(0.26)	(0.09)	(0.30)	—	(0.30)	11.59	(0.69)	6,399	0.58	(2)	0.88	1.41	15
Moderate Strategy Allocation Fund
Class F
2020@	$15.94	$0.18	$2.30	$2.48	$(0.19)	$ —	$(0.19)	$18.23	15.64%	$63,509	0.35%		0.60%	2.05%	6%
2020	20.00	0.46	(2.85)	(2.39)	(0.51)	(1.16)	(1.67)	15.94	(13.64)	60,497	0.35		0.59	2.25	11
2019	20.35	0.42	0.95	1.37	(0.56)	(1.16)	(1.72)	20.00	7.32	85,313	0.35		0.57	2.08	15
2018	19.87	0.41	1.15	1.56	(0.59)	(0.49)	(1.08)	20.35	7.87	92,109	0.35		0.57	1.98	14
2017	19.16	0.40	1.88	2.28	(0.48)	(1.09)	(1.57)	19.87	12.35	93,996	0.37	(1)	0.63	2.03	16
2016	19.71	0.38	(0.49)	(0.11)	(0.44)	—	(0.44)	19.16	(0.52)	89,631	0.36	(1)	0.63	1.98	15

@	For the six month period ended September 30, 2020. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratio would have been 0.35%.

(2)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.31%, 1.06%, and 0.56% for classes F, D, and I, respectively.

Amounts designated as ”—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	29

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2020 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Aggressive Strategy Fund
Class F

2020@	$12.41	$0.04	$2.72	$2.76	$(0.04)	$ —	$(0.04)	$15.13	22.26%	$136,341	0.35%		0.60%	0.54%	8%

2020	14.76	0.25	(1.73)	(1.48)	(0.44)	(0.43)	(0.87)	12.41	(11.14)	123,231	0.35		0.59	1.63	21

2019	15.08	0.26	(0.23)	0.03	(0.35)	—	(0.35)	14.76	0.42	172,138	0.35		0.57	1.73	12

2018	13.71	0.17	1.45	1.62	(0.25)	—	(0.25)	15.08	11.86	203,817	0.35		0.57	1.18	7

2017	12.42	0.16	1.41	1.57	(0.28)	—	(0.28)	13.71	12.75	213,248	0.37	(1)	0.63	1.21	19

2016	13.39	0.10	(0.80)	(0.70)	(0.27)	—	(0.27)	12.42	(5.22)	224,985	0.37	(1)	0.62	0.82	28
Class D

2020@	$12.25	$(0.02)	$2.68	$2.66	$—	$ —	—	$14.91	21.71%	$16,340	1.10%		1.35%	(0.22)%	8%

2020	14.59	0.15	(1.72)	(1.57)	(0.34)	(0.43)	(0.77)	12.25	(11.79)	12,914	1.10		1.34	0.97	21

2019	14.93	0.15	(0.23)	(0.08)	(0.26)	—	(0.26)	14.59	(0.36)	14,087	1.10		1.32	1.04	12

2018	13.60	0.05	1.46	1.51	(0.18)	—	(0.18)	14.93	11.06	14,419	1.10		1.32	0.34	7

2017	12.35	0.07	1.39	1.46	(0.21)	—	(0.21)	13.60	11.91	16,610	1.11	(1)	1.38	0.52	19

2016	13.33	0.01	(0.80)	(0.79)	(0.19)	—	(0.19)	12.35	(5.93)	13,756	1.12	(1)	1.37	0.07	28
Class I

2020@	$12.05	$0.02	$2.64	$2.66	$(0.02)	$ —	$(0.02)	$14.69	22.11%	$7,943	0.60%		0.85%	0.29%	8%

2020	14.36	0.21	(1.69)	(1.48)	(0.40)	(0.43)	(0.83)	12.05	(11.40)	6,834	0.60		0.84	1.40	21

2019	14.68	0.24	(0.24)	—	(0.32)	—	(0.32)	14.36	0.18	8,650	0.60		0.82	1.65	12

2018	13.35	0.11	1.44	1.55	(0.22)	—	(0.22)	14.68	11.60	11,405	0.60		0.82	0.77	7

2017	12.11	0.11	1.38	1.49	(0.25)	—	(0.25)	13.35	12.38	21,720	0.62	(1)	0.88	0.84	19

2016	13.06	0.07	(0.78)	(0.71)	(0.24)	—	(0.24)	12.11	(5.44)	25,296	0.62	(1)	0.87	0.53	28
Tax-Managed Aggressive Strategy Fund
Class F

2020@	$17.53	$0.11	$4.33	$4.44	(0.11)	$ —	$(0.11)	$21.86	25.45%	$71,596	0.35%		0.60%	1.11%	5%

2020	20.91	0.32	(3.08)	(2.76)	(0.33)	(0.29)	(0.62)	17.53	(13.77)	58,907	0.35		0.59	1.51	12

2019	21.61	0.27	0.02	0.29	(0.29)	(0.70)	(0.99)	20.91	1.68	76,364	0.35		0.57	1.25	8

2018	19.20	0.24	2.44	2.68	(0.27)	—	(0.27)	21.61	14.00	75,709	0.35		0.57	1.16	7

2017	16.99	0.21	2.24	2.45	(0.24)	—	(0.24)	19.20	14.51	64,802	0.37	(2)	0.63	1.17	11

2016	18.12	0.18	(1.11)	(0.93)	(0.20)	—	(0.20)	16.99	(5.18)	57,494	0.36	(2)	0.61	1.03	12
Core Market Strategy Fund
Class F

2020@	$10.33	$0.05	$1.53	$1.58	(0.06)	$ —	$(0.06)	$11.85	15.34%	$77,036	0.35%		0.60%	0.91%	9%

2020	11.52	0.23	(0.80)	(0.57)	(0.41)	(0.21)	(0.62)	10.33	(5.56)	72,975	0.35		0.59	1.95	27

2019	11.76	0.26	(0.05)	0.21	(0.29)	(0.16)	(0.45)	11.52	2.08	94,760	0.35		0.57	2.22	14

2018	11.19	0.17	0.63	0.80	(0.23)	—	(0.23)	11.76	7.17	105,341	0.35		0.57	1.42	11

2017	10.90	0.17	0.75	0.92	(0.30)	(0.33)	(0.63)	11.19	8.65	106,398	0.37	(3)	0.63	1.48	23

2016	11.66	0.14	(0.57)	(0.43)	(0.31)	(0.02)	(0.33)	10.90	(3.67)	106,899	0.36	(3)	0.61	1.22	24
Class I

2020@	$11.45	$0.12	$1.70	$1.82	(0.06)	$ —	$(0.06)	$13.21	15.94%	$—	—	%^	— %^	1.82%	9%

2020	12.63	0.35	(0.92)	(0.57)	(0.40)	(0.21)	(0.61)	11.45	(5.04)	—	—	^	— ^	2.68	27

2019	12.78	0.31	(0.05)	0.26	(0.25)	(0.16)	(0.41)	12.63	2.30	—	—	^	— ^	2.44	14

2018	12.13	0.19	0.66	0.85	(0.20)	—	(0.20)	12.78	7.00	1	0.60		0.82	1.49	11

2017	11.77	0.25	0.71	0.96	(0.27)	(0.33)	(0.60)	12.13	8.37	103	0.60	(3)	0.86	2.05	23

2016	12.16	0.01	(0.25)	(0.24)	(0.13)	(0.02)	(0.15)	11.77	(2.00)	11	0.60	(3)	0.86	0.12	24

30	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2020 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

@	For the six month period ended September 30, 2020. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^

The ratio rounds to 0. 00% due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60%(0.82% excluding waivers).

(1)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35%, 1.10%, and 0. 60% for classes F, 0, and I. respectively.

(2)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.31%, 1.06%, and 0. 56% for classes F, D, and I, respectively.

(3)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratio would have been 0. 35% and 0.60% for class F and I, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	31

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2020 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions		Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Market Strategy Allocation Fund

Class F

2020@	$15.31	$0.10	$3.78	$3.88		$(0.10)	$ —		$(0.10)	$19.09	25.44%	$23,833	0.35%		0.60%	1.12%	3%

2020	18.64	0.29	(2.66)	(2.37)		(0.30)	(0.66)		(0.96)	15.31	(13.80)	20,498	0.35		0.59	1.51	10

2019	18.99	0.24	0.03	0.27		(0.26)	(0.36)		(0.62)	18.64	1.64	27,686	0.35		0.57	1.25	17

2018	17.42	0.22	2.20	2.42		(0.24)	(0.61)		(0.85)	18.99	13.98	28,825	0.35		0.57	1.16	13

2017	15.41	0.19	2.03	2.22		(0.21)	—		(0.21)	17.42	14.55	26,980	0.37	(1)	0.63	1.18	15

2016	16.43	0.16	(1.00)	(0.84)		(0.18)	—		(0.18)	15.41	(5.16)	25,218	0.36		0.62	1.02	23

Market Growth Strategy Fund

Class F

2020@	$11.42	$0.05	$1.99	$2.04		$(0.05)	$ —		$(0.05)	$13.41	17.91%	$174,937	0.35%		0.60%	0.71%	7%

2020	12.96	0.24	(1.19)	(0.95)		(0.43)	(0.16)		(0.59)	11.42	(8.00)	161,376	0.35		0.59	1.83	20

2019	13.11	0.26	(0.10)	0.16		(0.31)	—		(0.31)	12.96	1.42	221,526	0.35		0.57	2.01	12

2018	12.26	0.17	0.92	1.09		(0.24)	—		(0.24)	13.11	8.92	263,954	0.35		0.57	1.29	7

2017	11.40	0.16	0.98	1.14		(0.28)	—		(0.28)	12.26	10.15	286,089	0.37	(2)	0.63	1.33	20

2016	12.21	0.11	(0.65)	(0.54)		(0.27)	—		(0.27)	11.40	(4.38)	306,490	0.36	(2)	0.62	0.98	20

Class D

2020@	$11.36	$—	$1.98	$1.98	$	—^	$ —	$	—^	$13.34	17.46%	$4,931	1.10%		1.35%	(0.03)%	7%

2020	12.89	0.15	(1.19)	(1.04)		(0.33)	(0.16)		(0.49)	11.36	(8.65)	4,749	1.10		1.34	1.12	20

2019	13.04	0.17	(0.10)	0.07		(0.22)	—		(0.22)	12.89	0.66	5,203	1.10		1.32	1.33	12

2018	12.20	0.06	0.93	0.99		(0.15)	—		(0.15)	13.04	8.13	5,779	1.10		1.32	0.49	7

2017	11.35	0.08	0.98	1.06		(0.21)	—		(0.21)	12.20	9.37	6,496	1.11	(2)	1.38	0.66	20

2016	12.17	0.03	(0.66)	(0.63)		(0.19)	—		(0.19)	11.35	(5.18)	6,259	1.12	(2)	1.37	0.26	20

Class I

2020@	$11.24	$0.03	$1.96	$1.99		$(0.03)	$ —		$(0.03)	$13.20	17.77%	$4,013	0.60%		0.85%	0.45%	7%

2020	12.76	0.15	(1.11)	(0.96)		(0.40)	(0.16)		(0.56)	11.24	(8.21)	3,352	0.60		0.84	1.12	20

2019	12.91	0.22	(0.09)	0.13		(0.28)	—		(0.28)	12.76	1.18	6,584	0.60		0.82	1.76	12

2018	12.08	0.12	0.92	1.04		(0.21)	—		(0.21)	12.91	8.61	7,527	0.60		0.82	0.97	7

2017	11.23	0.11	0.99	1.10		(0.25)	—		(0.25)	12.08	9.94	8,658	0.62	(2)	0.88	0.98	20

2016	12.04	0.08	(0.65)	(0.57)		(0.24)	—		(0.24)	11.23	(4.69)	10,156	0.61	(2)	0.87	0.72	20

Market Growth Strategy Allocation Fund

Class F

2020@	$19.50	$0.13	$4.83	$4.96		$(0.13)	$ —		$(0.13)	$24.33	25.51%	$120,537	0.35%		0.60%	1.10%	1%

2020	23.46	0.36	(3.42)	(3.06)		(0.37)	(0.53)		(0.90)	19.50	(13.83)	100,226	0.35		0.59	1.51	10

2019	23.61	0.29	0.07	0.36		(0.32)	(0.19)		(0.51)	23.46	1.66	133,196	0.35		0.57	1.23	9

2018	20.98	0.26	2.66	2.92		(0.29)	—		(0.29)	23.61	13.99	134,878	0.35		0.57	1.17	7

2017	18.56	0.23	2.45	2.68		(0.26)	—		(0.26)	20.98	14.55	128,414	0.37	(1)	0.63	1.17	9

2016	19.79	0.20	(1.22)	(1.02)		(0.21)	—		(0.21)	18.56	(5.16)	122,313	0.35		0.61	1.03	13

@	For the six month period ended September 30, 2020. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount is less than $0.005.

(1)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratio would have been 0.35% for class F.

(2)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35%, 1.10% and 0.60% for classes F, D, and I, respectively.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2020

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax- Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, and SEI Institutional International Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class F (formerly Class A), Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class F Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund‘s investment objective and strategies.

As of September 30, 2020, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended September 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six-month period ended September 30, 2020, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2020

gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions to Shareholders —

Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. As of and for the six-month period ended September 30, 2020 the Funds did not utilize forward foreign currency contracts.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the

“Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a distribution and shareholder services plan (the Distribution Plan) with respect to Class D Shares that allows Class D Shares to pay fees to service providers, based on average daily net assets of the Class D Shares, to compensate them for distribution services or shareholder services with respect to Class D Shares.

In addition, the Funds have adopted a shareholder services plan (the Service Plan) with respect to Class F, D and I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such Shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Funds’ Distribution, Service and Administrative Service Plans provide that distribution fees, shareholder service fees and administrative service fees, as applicable, will be paid to SEI Investments Distribution Co., which may then be used by SEI Investments Distribution Co. to compensate financial intermediaries for providing distribution, shareholder services or administrative services with respect to the Shares.

34	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive or reimburse the Funds for all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees, proxy fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

The following is a summary of annual fees payable to the Adviser, and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class F	0.10%	0.25%	—	—	0.21%
Class I	0.10%	0.25%	0.25%	—	0.46%
Defensive Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Conservative Strategy Fund
Class F	0.10%	0.25%	—	—	0.26%
Class D	0.10%	0.25%	—	0.75%	1.01%
Class I	0.10%	0.25%	0.25%	—	0.51%
Conservative Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Moderate Strategy Fund
Class F	0.10%	0.25%	—	—	0.31%
Class D	0.10%	0.25%	—	0.75%	1.06%
Class I	0.10%	0.25%	0.25%	—	0.56%
Moderate Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Tax- Managed Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Core Market Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class I	0.10%	0.25%	0.25%	—	0.60%
Core Market Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Market Growth Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Market Growth Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%

*

These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

The Trust will pay the Administrator the following fees at the annual rate set forth below based upon the aggregate average daily net assets of the Trust:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Defensive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Defensive Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2020

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Moderate Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Tax-Managed Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the

SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. The Trust did not utilize the Program as of the six-month period ended September 30, 2020.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers.

4. CAPITAL SHARE TRANSACTIONS

For the six-month period ended September 30, 2020 (Unaudited) and the year ended March 31, 2020 Capital Share transactions for the Funds were as follows (Thousands):

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund

	4/01/20 - 9/30/20	2020	4/01/20 - 9/30/20	2020	4/01/20 - 9/30/20	2020	4/01/20 - 9/30/20	2020

Shares Issued and Redeemed:
Class F:
Shares Issued	3,436	302	120	267	578	644	105	306
Shares Issued in Lieu of Cash Distributions	10	44	6	34	34	199	41	240
Shares Redeemed	(409)	(684)	(186)	(208)	(641)	(1,635)	(550)	(569)

Total Class F Transactions	3,037	(338)	(60)	93	(29)	(792)	(404)	(23)

Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	48	95	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	1	8	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(64)	(98)	N/A	N/A

Total Class D Transactions	N/A	N/A	N/A	N/A	(15)	5	N/A	N/A

Shares Issued and Redeemed:
Class I:
Shares Issued	5	19	N/A	N/A	2	44	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	1	N/A	N/A	—	2	N/A	N/A
Shares Redeemed	(15)	(9)	N/A	N/A	(15)	(59)	N/A	N/A

Total Class I Transactions	(10)	11	N/A	N/A	(13)	(13)	N/A	N/A

Increase (Decrease) in Capital Shares	3,027	(327)	(60)	93	(57)	(800)	(404)	(23)

36	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

	Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/20 - 9/30/20	2020	4/01/20 - 9/30/20	2020	4/01/20 - 9/30/20	2020	4/01/20 - 9/30/20	2020
Shares Issued and Redeemed:
Class F:
Shares Issued	1,949	1,486	70	219	217	982	141	211
Shares Issued in Lieu of Cash Distributions	62	411	38	308	27	577	19	97
Shares Redeemed	(2,119)	(3,293)	(420)	(998)	(1,160)	(3,295)	(246)	(599)
Total Class F Transactions	(108)	(1,396)	(312)	(471)	(916)	(1,736)	(86)	(291)
Shares Issued and Redeemed:
Class D:
Shares Issued	18	43	N/A	N/A	74	133	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	7	N/A	N/A	—	50	N/A	N/A
Shares Redeemed	(14)	(43)	N/A	N/A	(32)	(95)	N/A	N/A
Total Class D Transactions	4	7	N/A	N/A	42	88	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	14	28	N/A	N/A	26	81	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	5	N/A	N/A	1	31	N/A	N/A
Shares Redeemed	(18)	(35)	N/A	N/A	(53)	(148)	N/A	N/A
Total Class I Transactions	(3)	(2)	N/A	N/A	(26)	(36)	N/A	N/A
Decrease in Capital Shares	(107)	(1,391)	(312)	(471)	(900)	(1,684)	(86)	(291)

	Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	4/01/20 - 9/30/20	2020	4/01/20 -9/30/20	2020	4/01/20 -9/30/20	2020	4/01/20 -9/30/20	2020
Shares Issued and Redeemed:
Class F:
Shares Issued	287	784	42	55	473	887	110	192
Shares Issued in Lieu of Cash Distributions	36	369	7	61	55	638	29	183
Shares Redeemed	(889)	(2,309)	(140)	(262)	(1,616)	(4,485)	(323)	(913)
Total Class F Transactions	(566)	(1,156)	(91)	(146)	(1,088)	(2,960)	(184)	(538)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	23	59	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	14	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(72)	(59)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	(49)	14	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	—	—	N/A	N/A	10	26	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	1	13	N/A	N/A
Shares Redeemed	—	—	N/A	N/A	(5)	(257)	N/A	N/A
Total Class I Transactions	—	—	N/A	N/A	6	(218)	N/A	N/A
Decrease in Capital Shares	(566)	(1,156)	(91)	(146)	(1,131)	(3,164)	(184)	(538)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2020

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the six-month period ended September 30, 2020 were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$31,136
Sales	2,470
Defensive Strategy Allocation Fund
Purchases	277
Sales	557
Conservative Strategy Fund
Purchases	5,350
Sales	6,170
Conservative Strategy Allocation Fund
Purchases	3,069
Sales	7,454
Moderate Strategy Fund
Purchases	20,821
Sales	22,823
Moderate Strategy Allocation Fund
Purchases	3,133
Sales	9,118
Aggressive Strategy Fund
Purchases	12,648
Sales	25,692
Tax-Managed Aggressive Strategy Fund
Purchases	3,045
Sales	4,505
Core Market Strategy Fund
Purchases	6,842
Sales	12,989
Core Market Strategy Allocation Fund
Purchases	581
Sales	2,148
Market Growth Strategy Fund
Purchases	12,294
Sales	26,385
Market Growth Strategy Allocation Fund
Purchases	1,613
Sales	5,695

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2020, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, or distributable earnings (accumulated losses), as appropriate, in the period that the differences arise. Permanent differences are primarily attributed to the reclassification of short-term capital gains received from affiliated funds, the reclassification of distributions and non-deductible excise tax.

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds, the reclassification of distributions and non-deductible excise tax have been reclassified to/from the following accounts as of March 31, 2020 ($ Thousands):

	Distributable Earnings*	Paid-in- Capital*
Conservative Strategy Fund	$–	$–

*Amounts designated as “—” are $0 or have been rounded to $0.

These classifications have no impact on net assets or

net asset value per share.

38	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

The tax character of dividends and distributions declared during the years ended March 31, 2020 and March 31, 2019 were as follows ($Thousands):

	Ordinary Income		Long-Term Capital Gains		Totals
	2020	2019	2020	2019	2020	2019
Defensive Strategy Fund	$455	$397	$—	$—	$455	$397
Defensive Strategy Allocation Fund	368	313	161	238	529	551
Conservative Strategy Fund	2,096	1,614	313	—	2,409	1,614
Conservative Strategy Allocation Fund	1,373	1,457	2,191	1,929	3,564	3,386
Moderate Strategy Fund	5,488	4,172	—	—	5,488	4,172
Moderate Strategy Allocation Fund	2,099	2,408	4,559	4,707	6,658	7,115
Aggressive Strategy Fund	5,357	4,814	5,143	—	10,500	4,814
Tax-Managed Aggressive Strategy Fund	1,211	1,088	1,047	2,387	2,258	3,475
Core Market Strategy Fund	3,084	2,502	1,468	1,306	4,552	3,808
Core Market Strategy Allocation Fund	425	413	895	544	1,320	957
Market Growth Strategy Fund	6,867	6,012	2,466	—	9,333	6,012
Market Growth Strategy Allocation Fund	2,073	1,789	2,768	1,059	4,841	2,848

As of March 31, 2020, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows

($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)

Defensive Strategy Fund	$45	$—	$(73)	$—	$3	$(725)	$(750)
Defensive Strategy Allocation Fund	37	—	(1,444)	—	3	(413)	(1,817)
Conservative Strategy Fund	234	160	—	—	—	(5,064)	(4,670)
Conservative Strategy Allocation Fund	156	—	(958)	—	—	(3,454)	(4,256)
Moderate Strategy Fund	655	1,402	—	—	(3)	(17,270)	(15,216)
Moderate Strategy Allocation Fund	121	2,785	—	—	—	907	3,813
Aggressive Strategy Fund	29	3,996	—	—	(1)	(22,312)	(18,288)
Tax-Managed Aggressive Strategy Fund	24	1,249	—	—	3	11,158	12,434
Core Market Strategy Fund	129	1,338	—	—	(1)	(7,907)	(6,441)
Core Market Strategy Allocation Fund	—	1,032	—	—	1	4,067	5,100
Market Growth Strategy Fund	234	3,655	—	—	(1)	(23,979)	(20,091)
Market Growth Strategy Allocation Fund	15	4,856	—	—	1	18,785	23,657

The Funds had capital loss carryforwards at March 31, 2020 as follows ($ Thousands):

	Short-Term Loss	Long-Term Loss	Total
Defensive Strategy Fund	$ 22	$ 51	$73
Defensive Strategy Allocation Fund	545	899	1,444
Conservative Strategy Allocation Fund	332	626	958

For Federal income tax purposes, the cost of investments owned at March 31, 2020, and the net realized gains or losses on investments sold for the period were different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at September 30, 2020, was as follows ($ Thousands):

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2020

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Defensive Strategy Fund	$47,027	$512	$(87)	$425
Defensive Strategy Allocation Fund	7,024	—	(24)	(24)
Conservative Strategy Fund	69,841	1,685	(845)	840
Conservative Strategy Allocation Fund	27,319	2,905	(197)	2,708
Moderate Strategy Fund	158,265	3,254	(2,324)	930
Moderate Strategy Allocation Fund	49,778	14,489	(744)	13,745
Aggressive Strategy Fund	143,220	18,048	(596)	17,452
Tax-Managed Aggressive Strategy Fund	44,992	27,147	(529)	26,618
Core Market Strategy Fund	70,248	7,657	(855)	6,802
Core Market Strategy Allocation Fund	14,602	9,390	(155)	9,235
Market Growth Strategy Fund	171,018	16,957	(4,050)	12,907
Market Growth Strategy Allocation Fund	74,546	47,003	(987)	46,016

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

The Underlying SEI Funds and other investment companies and exchange traded products in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset Allocation Risk — The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Exchange-Traded Products (ETPs) Risk — The risks of owning interests of an ETP, such as an ETF, ETN or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer’s credit rating. By investing in an ETP, the Fund or an Underlying SEI Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investment Company Risk — When the Fund or an Underlying SEI Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund or an Underlying SEI Fund had invested directly in the underlying investments.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Short Sales Risk — A short sale involves the sale of a security that a fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales entered into by an Underlying SEI Fund expose the Fund to the risk that the Underlying SEI Fund will be required to buy a security sold short (also known

40	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund, that is potentially unlimited. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the share price of an Underlying SEI Fund and, therefore, the Fund. Investment in short sales may also cause an Underlying SEI Fund to incur expenses related to borrowing securities. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Underlying SEI Funds invest. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commodity Investments Risk — Certain Underlying SEI Funds may invest a portion of their assets in a wholly owned subsidiary that is not registered under the Investment Company Act of 1940, as amended (1940 Act), and invests directly in commodities and commodity-related instruments. Other Underlying SEI Funds may have indirect exposure to commodities by investing in commodity-related instruments. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Currency Risk — As a result of the Fund’s and certain Underlying SEI Funds’ investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund or an Underlying SEI Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterpart to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Fund or an Underlying SEI Fund. Correlation risk is the risk that changes in the value of a derivative instrument may not correlate perfectly with changes in the value of the derivative instrument’s underlying asset, rate or

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

September 30, 2020

index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund or an Underlying SEI Fund would like, which may cause the Fund or the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund’s or the Underlying SEI Fund’s management or performance. The use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Fund or the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value. Each of the above risks could cause the Fund or an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s or an Underlying SEI Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s or an Underlying SEI Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non- U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread Fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Fixed Income Market Risk — The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Underlying Fund’s value may fluctuate and/or the Underlying Fund may experience increased redemptions from shareholders, which may impact the Underlying Fund’s liquidity or force the Underlying Fund to sell securities into a declining or illiquid market.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect-quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of September 30, 2020, SPTC held of record the following:

Defensive Strategy Fund - Class F	90.59%
Defensive Strategy Allocation Fund - Class F	69.87%
Conservative Strategy Fund - Class F	79.11%
Conservative Strategy Fund - Class D	51.48%
Conservative Strategy Fund - Class I	50.05%
Conservative Strategy Allocation Fund - Class F	87.28%
Moderate Strategy Fund - Class F	90.41%
Moderate Strategy Fund - Class D	66.59%
Moderate Strategy Allocation Fund - Class F	78.66%
Aggressive Strategy Fund - Class F	69.42%
Tax-Managed Aggressive Strategy Fund - Class F	94.27%
Core Market Strategy Fund - Class F	96.34%
Core Market Strategy Allocation Fund - Class F	96.73%
Market Growth Strategy Fund - Class F	87.25%
Market Growth Strategy Fund - Class D	29.22%
Market Growth Strategy Allocation Fund - Class F	91.02%

42	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

11. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	43

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2020

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2020 to September 30, 2020.

The table on this page illustrates your fund’s costs in two ways:

•Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,038.50	0.21%	$1.07
Class I	1,000.00	1,037.90	0.46	2.34
Hypothetical 5% Return
Class F	$1,000.00	$1,023.95	0.21%	$1.06
Class I	1,000.00	1,022.70	0.46	2.33

Defensive Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,026.40	0.35%	$1.78
Hypothetical 5% Return
Class F	1,000.00	1,023.31	0.35	1.78

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,068.00	0.26%	$1.35
Class D	1,000.00	1,064.90	1.01	5.23
Class I	1,000.00	1,066.30	0.51	2.64
Hypothetical 5% Return
Class F	$1,000.00	$1,023.76	0.26%	$1.32
Class D	1,000.00	1,020.00	1.01	5.11
Class I	1,000.00	1,022.51	0.51	2.59

Conservative Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,125.30	0.35%	$1.86
Hypothetical 5% Return
Class F	1,000.00	1,023.31	0.35	1.78

44	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratios	Expenses Paid During Period*
Moderate Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,099.70	0.31%	$1.63
Class D	1,000.00	1,094.80	1.06	5.57
Class I	1,000.00	1,097.20	0.56	2.94
Hypothetical 5% Return
Class F	$1,000.00	$1,023.51	0.31%	$1.57
Class D	1,000.00	1,019.75	1.06	5.37
Class I	1,000.00	1,022.26	0.56	2.84

Moderate Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,156.40	0.35%	$1.89
Hypothetical 5% Return
Class F	1,000.00	1,023.31	0.35	1.78

Aggressive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,222.60	0.35%	$1.95
Class D	1,000.00	1,217.10	1.10	6.11
Class I	1,000.00	1,221.10	0.60	3.34
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78
Class D	1,000.00	1,019.55	1.10	5.57
Class I	1,000.00	1,022.06	0.60	3.04

Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,254.50	0.35%	$1.98
Hypothetical 5% Return
Class F	1,000.00	1,023.31	0.35	1.78

Core Market Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,153.40	0.35%	$1.89
Class I	1,000.00	1,159.40	—^	—^
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78
Class I	1,000.00	1,025.07	—^	—^

Core Market Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,254.40	0.35%	$1.97
Hypothetical 5% Return
Class F	1,000.00	1,023.25	0.35	1.77

Market Growth Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,179.10	0.35%	$1.91
Class D	1,000.00	1,174.60	1.10	5.98
Class I	1,000.00	1,177.70	0.60	3.27
Hypothetical 5% Return
Class F	$1,000.00	$1,023.25	0.35%	$1.77
Class D	1,000.00	1,019.50	1.10	5.55
Class I	1,000.00	1,022.00	0.60	3.03

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratios	Expenses Paid During Period*
Market Growth Strategy Allocation Fund
Actual Fund Return
Class F	$1.000.00	$1,255.10	0.35%	$1.97
Hypothetical 5% Return
Class F	1,000.00	1,023.25	0.35	1.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
^	The class I is expected to run at the expense limit of 0.60% when assets increase.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2020	45

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT September 30, 2020

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretory

Aaron Buser

Vice President, Assistant Secretory

David F. McCann

Vice President, Assistant Secretory

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Beckius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-118 (9/20)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 8, 2020

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller and CFO

Date: December 8, 2020